Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Summary of long-lived assets from geographic areas

	As of December 31,
	2019	2020
	RMB	RMB
PRC, excluding Hong Kong	245,874	181,075
Hong Kong	41,233	5,526
Others	6,786	3,988
Total long-lived assets	293,893	190,589